Accounts Receivable, net (Including Related and Unrelated Parties) - Schedule of Trade Receivables Factoring (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	USD ($)	TWD ($)	USD ($)
CTBC Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit			$ 152,000
Amount sold and derecognized	$ 18,526
Amount advanced		$ 500,000
Principal terms	See Notes(a)~(d)
Taipei Fubon Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit			120,000
Amount sold and derecognized	$ 56,020
Amount advanced		1,500,000
Principal terms	See Notes(a)~(d)
Dbs Bank [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit			154,000
Amount sold and derecognized	$ 56,730
Amount advanced		1,520,000
Principal terms	See Notes(a)~(d)
Bank of Taiwan [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Factoring limit			$ 250,000
Amount sold and derecognized	$ 15,718
Amount advanced		$ 14,000
Principal terms	See Notes(a)~(d)